Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	19,686	19,605
Preferred stock, shares outstanding (in shares)	19,686	19,605
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	12,515,645	12,515,645
Common stock, shares outstanding (in shares)	12,515,645	12,515,645